FAIR VALUE OF FINANCIAL INSTRUMENTS - Inputs Excess MSRs (Details 1)	1 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2013		Dec. 31, 2012
MSRs Pool 1
Held Directly (Note 3):
Prepayment speed	20.00%	[1]	13.10%	[1]	17.10%	[1]
Delinquency	10.00%	[2]	8.90%	[2]	10.00%	[2]
Recapture rate	35.00%	[3]	35.80%	[3]	35.00%	[3]
Excess mortgage servicing amount	0.29%	[4]	0.27%	[4]	0.29%	[4]
Discount rate	20.00%		12.50%		18.00%
MSR Pool 1 Recapture Agreement
Held Directly (Note 3):
Prepayment speed	8.00%	[1]	8.00%	[1]	8.00%	[1]
Delinquency	10.00%	[2]	5.00%	[2]	10.00%	[2]
Recapture rate	35.00%	[3]	35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount	0.21%	[4]	0.21%	[4]	0.21%	[4]
Discount rate	20.00%		12.50%		18.00%
MSRs Pool 2
Held Directly (Note 3):
Prepayment speed			13.00%	[1]	16.70%	[1]
Delinquency			10.10%	[2]	11.00%	[2]
Recapture rate			35.80%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.22%	[4]	0.23%	[4]
Discount rate			12.50%		17.30%
MSR Pool 2 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[1]	8.00%	[1]
Delinquency			5.00%	[2]	10.00%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.21%	[4]	0.21%	[4]
Discount rate			12.50%		17.30%
MSRs Pool 3
Held Directly (Note 3):
Prepayment speed			13.20%	[1]	16.90%	[1]
Delinquency			11.20%	[2]	12.10%	[2]
Recapture rate			35.90%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.22%	[4]	0.23%	[4]
Discount rate			12.50%		17.60%
MSR Pool 3 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[1]	8.00%	[1]
Delinquency			5.00%	[2]	10.00%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.21%	[4]	0.21%	[4]
Discount rate			12.50%		17.60%
MSRs Pool 4
Held Directly (Note 3):
Prepayment speed			15.70%	[1]	18.60%	[1]
Delinquency			15.00%	[2]	15.90%	[2]
Recapture rate			36.90%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.17%	[4]	0.17%	[4]
Discount rate			12.50%		17.90%
MSR Pool 4 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[1]	8.00%	[1]
Delinquency			5.00%	[2]	10.00%	[2]
Recapture rate			35.00%	[3]	35.00%	[3]
Excess mortgage servicing amount			0.21%	[4]	0.21%	[4]
Discount rate			12.50%		17.90%
MSRs Pool 5
Held Directly (Note 3):
Prepayment speed			11.60%	[1]	15.00%	[1]
Recapture rate			9.00%	[3]	20.00%	[3]
Excess mortgage servicing amount			0.13%	[4]	0.13%	[4]
Discount rate			12.50%		17.50%
MSR Pool 5 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[1]	8.00%	[1]
Recapture rate			35.00%	[3]	20.00%	[3]
Excess mortgage servicing amount			0.21%	[4]	0.21%	[4]
Discount rate			12.50%		17.50%
MSRs Pool 11
Held Directly (Note 3):
Prepayment speed			7.60%	[1]
Delinquency			5.00%	[2]
Recapture rate			34.00%	[3]
Excess mortgage servicing amount			0.19%	[4]
Discount rate			12.50%
MSR Pool 11 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[1]
Delinquency			5.00%	[2]
Recapture rate			35.00%	[3]
Excess mortgage servicing amount			0.19%	[4]
Discount rate			12.50%
MSRs Pool 12
Held Directly (Note 3):
Prepayment speed			15.40%	[1]
Recapture rate			8.80%	[3]
Excess mortgage servicing amount			0.26%	[4]
Discount rate			16.40%
MSR Pool 12 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[1]
Recapture rate			35.00%	[3]
Excess mortgage servicing amount			0.19%	[4]
Discount rate			16.40%
MSRs Pool 18
Held Directly (Note 3):
Prepayment speed			15.00%	[1]
Recapture rate			9.00%	[3]
Excess mortgage servicing amount			0.15%	[4]
Discount rate			15.30%
MSR Pool 18 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			10.00%	[1]
Recapture rate			35.00%	[3]
Excess mortgage servicing amount			0.19%	[4]
Discount rate			15.30%

[1]	Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
[2]	Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
[3]	Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
[4]	Weighted average total mortgage servicing amount in excess of the basic fee.